SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On July 6, 2015 we borrowed an additional $1,500,000 pursuant to the financing agreement with Victory Park Management, LLC described in Note 3. The loan funded on July 8, 2015. In connection therewith, we issued a Senior Secured Term Note to the Lender in the principal amount of $1,500,000.  As with the Initial Note, the Senior Secured Term Note bears interest at a rate per annum equal to the sum of (1) cash interest at a rate of 10% per annum, and (2) payment-in-kind (PIK) interest, as may be adjusted from time to time, based on the ratio of our consolidated indebtedness to our earnings before interest, taxes, depreciation and amortization.  If we achieve a reduction in the leverage ratio as described in the Financing Agreement, the PIK interest rate declines on a sliding scale from 4% to 2%. The Senior Secured Term Note will mature on October 30, 2017. We are using the proceeds from this additional draw under the Financing Agreement for working capital.